Recoverable taxes - Summary (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Recoverable Taxes
Withholding tax and prepaid Income Tax (IRPJ) and Social Contribution (CSLL)	BRL 1,150,492	BRL 988,113
Value-added Tax on Sales and Services (ICMS and IPI) on purchases of raw materials and supplies	1,210,235	1,077,366
Tax on Manufactured Products (IPI)	12,422	7,212
Credit related to Reintegra Program	203,540	87,434
Social Integration Program (PIS) and Social Contribution on Revenue (COFINS) Recoverable	738,990	764,253
Provision for the impairment of ICMS credits	(1,174,762)	(1,062,295)	BRL (1,062,295)	BRL (967,332)
Total recoverable taxes	2,140,917	1,862,083
Recoverable taxes, current	272,623	144,182
Recoverable taxes, non-current	BRL 1,868,294	BRL 1,717,901